Long-term investments (Tables)	12 Months Ended
Dec. 31, 2018
Available-for-sale financial assets [abstract]
Schedule of Long-Term Investments

	2018			2017
	Cost	AOCI	Fair Value	Cost	Total Impairment	AOCI	Fair Value
	$	$	$	$	$	$	$

Calibre Mining Corp.	7,844	(6,395)	1,449	7,844	(4,330)	2,012	5,526
RTG Mining Inc.	13,400	(12,306)	1,094	13,400	(12,095)	1,283	2,588
St. Augustine Gold & Copper Ltd.	20,193	(19,194)	999	20,193	(18,658)	91	1,626
Libero Copper Corp. (Note 8)	632	(22)	610	—	—	—	—
Goldstone Resources Ltd.	20	(17)	3	20	(18)	2	4
Balance, end of year	42,089	(37,934)	4,155	41,457	(35,101)	3,388	9,744